Consolidated Statements of Comprehensive Income (Loss) (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Foreign currency translation adjustment, net of income tax (expense) recovery	$ (797)	$ (445)	$ (562)